STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5%
Aerospace & Defense - .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		88,223
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	150,000		148,695
				236,918
Airlines - .1%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	240,933		201,259
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		241,209
				442,468
Automobiles & Components - .0%
General Motors Financial Co., Sr. Unscd. Notes	3.10	1/12/2032	150,000	[a]	120,469
Banks - .8%
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	350,000	[a,b]	339,500
Barclays PLC, Sr. Unscd. Notes	7.33	11/2/2026	325,000		334,300
Citigroup Inc., Sub. Notes	4.45	9/29/2027	340,000		327,683
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	175,000	[c]	155,119
Deutsche Bank AG, Sr. Unscd. Notes	2.55	1/7/2028	365,000		306,615
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028	175,000		166,063
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[a,b]	241,666
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	390,000		343,778
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	260,000		243,642
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	255,000	[b,c]	251,931
Societe Generale SA, Sub. Notes	6.22	6/15/2033	350,000	[c]	326,082
The Goldman Sachs Group Inc., Sub. Notes	6.75	10/1/2037	395,000		423,821
				3,460,200
Beverage Products - .1%
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.90	2/1/2046	300,000		281,127
Chemicals - .0%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	215,000		213,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5% (continued)
Commercial & Professional Services - .0%
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	135,000		112,995
Commercial Mortgage Pass-Through Certificates - .1%
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000		534,037
Consumer Discretionary - .1%
WarnerMedia Holdings Inc., Gtd. Notes	3.76	3/15/2027	325,000	[c]	296,341
WarnerMedia Holdings Inc., Gtd. Notes	4.28	3/15/2032	275,000	[c]	233,761
				530,102
Diversified Financials - .4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	150,000		132,397
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	300,000		263,932
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	500,000	[c]	407,558
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	275,000		226,074
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	200,000		180,127
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	310,000		246,353
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	350,000	[c]	210,777
				1,667,218
Electronic Components - .1%
Jabil Inc., Sr. Unscd. Notes	3.60	1/15/2030	275,000	[a]	244,750
Energy - .3%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	175,000		146,932
BP Capital Markets America Inc., Gtd. Notes	2.72	1/12/2032	295,000		250,214
Diamondback Energy Inc., Gtd. Notes	3.13	3/24/2031	200,000	[a]	168,493
Diamondback Energy Inc., Gtd. Notes	3.50	12/1/2029	100,000		89,108
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	175,000		162,711
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.50	5/15/2030	200,000		189,177
TransCanada PipeLines Ltd., Sr. Unscd. Notes	2.50	10/12/2031	225,000		182,470
				1,189,105
Food Products - .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000	[a]	233,303
Health Care - .2%
AbbVie Inc., Sr. Unscd. Notes	3.20	11/21/2029	285,000		260,478

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 11.5% (continued)
Health Care - .2% (continued)
Amgen Inc., Sr. Unscd. Notes	5.65	6/15/2042	230,000	233,623
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	225,000	201,054
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	360,000	333,188
				1,028,343
Information Technology - .0%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	275,000	230,167
Insurance - .1%
MetLife Inc., Jr. Sub. Notes, Ser. G	3.85	9/15/2025	100,000	[a,b] 91,063
Prudential Financial Inc., Sr. Unscd. Notes	4.35	2/25/2050	275,000	236,854
				327,917
Internet Software & Services - .2%
Amazon.com Inc., Sr. Unscd. Notes	1.65	5/12/2028	350,000	304,541
eBay Inc., Sr. Unscd. Notes	1.90	3/11/2025	300,000	281,721
Meta Platforms Inc., Sr. Unscd. Notes	4.45	8/15/2052	225,000	[c] 185,219
				771,481
Media - .0%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	215,000	221,643
Metals & Mining - .1%
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	225,000	[c] 179,322
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	125,000	122,220
				301,542
Municipal Securities - .3%
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	325,563
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	310,000	250,812
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	200,000	170,911
New York City, GO, Refunding, Ser. D	1.92	8/1/2031	175,000	138,346
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	255,000	249,353
				1,134,985
Real Estate - .3%
Alexandria Real Estate Equities Inc., Gtd. Notes	2.95	3/15/2034	225,000	182,827
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029	275,000	262,128
Goodman US Finance Five LLC, Gtd. Notes	4.63	5/4/2032	125,000	[c] 115,100
Hudson Pacific Properties LP, Gtd. Notes	3.25	1/15/2030	165,000	129,383
Kimco Realty Corp., Sr. Unscd. Notes	3.20	4/1/2032	200,000	167,636
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	175,000	140,367

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5% (continued)
Real Estate - .3% (continued)
Prologis LP, Sr. Unscd. Notes	4.63	1/15/2033	100,000		97,910
Simon Property Group LP, Sr. Unscd. Notes	2.65	2/1/2032	200,000		160,670
				1,256,021
Retailing - .1%
McDonald's Corp., Sr. Unscd. Notes	4.60	9/9/2032	200,000		199,043
The Home Depot Inc., Sr. Unscd. Notes	1.38	3/15/2031	280,000		219,915
				418,958
Semiconductors & Semiconductor Equipment - .2%
Broadcom Inc., Gtd. Notes	2.45	2/15/2031	175,000	[c]	138,256
Broadcom Inc., Sr. Unscd. Notes	3.19	11/15/2036	300,000	[c]	218,812
KLA Corp., Sr. Unscd. Notes	4.10	3/15/2029	225,000		219,395
Microchip Technology Inc., Sr. Unscd. Notes	0.97	2/15/2024	125,000		118,304
Microchip Technology Inc., Sr. Unscd. Notes	0.98	9/1/2024	100,000		92,510
NXP BV, Gtd. Notes	5.35	3/1/2026	100,000		99,617
				886,894
Technology Hardware & Equipment - .0%
Dell International LLC, Gtd. Notes	3.38	12/15/2041	200,000	[c]	138,083
Telecommunication Services - .1%
AT&T Inc., Sr. Unscd. Notes	4.55	3/9/2049	345,000		291,420
T-Mobile USA Inc., Sr. Unscd. Notes	3.00	2/15/2041	325,000		236,749
Verizon Communications Inc., Sr. Unscd. Notes	3.40	3/22/2041	140,000		107,637
				635,806
Transportation - .1%
J.B. Hunt Transport Services Inc., Gtd. Notes	3.88	3/1/2026	250,000		243,210
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	261,644		226,890
U.S. Government Agencies Mortgage-Backed - 2.9%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			277,392	[d]	209,101
2.00%, 8/1/2041-5/1/2051			883,309	[d]	727,070
2.50%, 3/1/2042			393,906	[d]	347,496
3.00%, 1/1/2052			700,222	[d]	621,410
3.50%, 1/1/2052			620,310	[d]	568,844
4.00%, 1/1/2052			444,091	[d]	421,005
5.00%, 8/1/2049-11/1/2052			420,806	[d]	421,124
Federal National Mortgage Association:
1.50%, 1/1/2042			269,143	[d]	220,358

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5% (continued)
U.S. Government Agencies Mortgage-Backed - 2.9% (continued)
2.00%, 11/1/2046-1/1/2052			1,795,156	[d]	1,486,717
2.50%, 12/1/2036-11/1/2051			2,281,242	[d]	2,005,427
3.00%, 1/1/2035-2/1/2052			759,318	[d]	699,563
3.50%, 3/1/2052			603,624	[d]	554,089
4.00%, 4/1/2052-6/1/2052			1,075,486	[d]	1,018,785
4.50%, 3/1/2050-6/1/2052			784,467	[d]	765,877
5.00%, 6/1/2052			244,299	[d]	243,548
Government National Mortgage Association II:
2.00%, 8/20/2051-9/20/2051			420,605		343,770
2.50%, 5/20/2051			533,269		460,949
3.00%, 6/20/2050-11/20/2051			684,946		621,194
3.50%, 1/20/2052			274,265		256,193
4.00%, 2/20/2051-5/20/2051			308,676		290,528
4.50%, 7/20/2052			425,484		417,380
				12,700,428
U.S. Treasury Securities - 4.7%
U.S. Treasury Bonds	1.88	11/15/2051	705,000		463,840
U.S. Treasury Bonds	1.88	2/15/2041	740,000		535,214
U.S. Treasury Bonds	2.25	2/15/2052	150,000		108,369
U.S. Treasury Bonds	3.00	8/15/2052	700,000	[a]	599,594
U.S. Treasury Bonds	3.25	5/15/2042	665,000		597,617
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL -0.08%	4.26	4/30/2024	980,000	[e]	978,348
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	344,042	[f]	328,276
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	707,154	[f]	683,142
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	643,755	[f]	614,147
U.S. Treasury Notes	0.13	12/15/2023	180,000	[a]	171,620
U.S. Treasury Notes	0.13	7/31/2023	195,000		189,133
U.S. Treasury Notes	0.13	5/31/2023	600,000		586,842
U.S. Treasury Notes	0.25	9/30/2023	880,000		847,928
U.S. Treasury Notes	0.25	6/15/2024	250,000		234,102
U.S. Treasury Notes	0.50	8/31/2027	515,000	[a]	440,566
U.S. Treasury Notes	0.63	5/15/2030	375,000		301,494
U.S. Treasury Notes	0.63	7/31/2026	70,000		62,029
U.S. Treasury Notes	0.75	12/31/2023	325,000		311,530
U.S. Treasury Notes	0.75	4/30/2026	100,000		89,645
U.S. Treasury Notes	0.88	1/31/2024	870,000		833,025
U.S. Treasury Notes	1.13	2/15/2031	145,000		120,135

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5% (continued)
U.S. Treasury Securities - 4.7% (continued)
U.S. Treasury Notes	1.25	11/30/2026	370,000		333,528
U.S. Treasury Notes	1.38	11/15/2031	940,000		777,740
U.S. Treasury Notes	1.50	2/15/2030	150,000		129,627
U.S. Treasury Notes	1.63	4/30/2023	215,000	[a]	212,359
U.S. Treasury Notes	1.63	8/15/2029	865,000		759,747
U.S. Treasury Notes	1.75	12/31/2026	55,000		50,552
U.S. Treasury Notes	1.88	2/15/2032	150,000		129,199
U.S. Treasury Notes	2.00	11/15/2026	395,000	[a]	366,933
U.S. Treasury Notes	2.25	11/15/2027	10,000		9,283
U.S. Treasury Notes	2.38	5/15/2027	1,280,000		1,201,250
U.S. Treasury Notes	2.50	5/31/2024	815,000		790,566
U.S. Treasury Notes	2.50	1/31/2024	210,000		204,939
U.S. Treasury Notes	2.50	3/31/2027	980,000		925,641
U.S. Treasury Notes	2.63	7/31/2029	865,000		807,153
U.S. Treasury Notes	2.63	1/31/2026	165,000	[a]	158,078
U.S. Treasury Notes	2.75	7/31/2027	145,000		138,180
U.S. Treasury Notes	2.75	8/15/2032	530,000	[a]	490,995
U.S. Treasury Notes	2.88	4/30/2029	1,100,000		1,042,594
U.S. Treasury Notes	2.88	5/15/2032	1,590,000		1,490,625
U.S. Treasury Notes	3.00	7/31/2024	200,000	[a]	195,293
U.S. Treasury Notes	3.13	8/31/2029	185,000		177,983
U.S. Treasury Notes	3.13	8/31/2027	25,000		24,239
U.S. Treasury Notes	3.25	6/30/2029	940,000		910,919
				20,424,019
Total Bonds and Notes (cost $55,685,745)			50,212,840
Description			Shares		Value ($)
Common Stocks - 36.6%
Advertising - .1%
Omnicom Group Inc.			2,085		166,300
The Interpublic Group of Companies			4,490		154,276
				320,576
Aerospace & Defense - .6%
Howmet Aerospace Inc.			2,805		105,664
L3Harris Technologies Inc.			1,184		268,863
Lockheed Martin Corp.			1,379		669,077
Northrop Grumman Corp.			687		366,370
Raytheon Technologies Corp.			5,029		496,463
The Boeing Company			2,943	[g]	526,444
TransDigm Group Inc.			301	[g]	189,179
				2,622,060
Agriculture - .3%
Altria Group Inc.			7,361		342,875

Description	Shares	Value ($)
Common Stocks - 36.6% (continued)
Agriculture - .3% (continued)
Archer-Daniels-Midland Co.	2,550	248,625
Philip Morris International Inc.	6,760	673,769
		1,265,269
Airlines - .1%
Delta Air Lines Inc.	7,200	[g] 254,664
Southwest Airlines Co.	3,990	[g] 159,241
		413,905
Automobiles & Components - .7%
BorgWarner Inc.	4,815	204,686
Ford Motor Co.	21,775	302,672
General Motors Co.	7,205	292,235
Tesla Inc.	11,667	[g] 2,271,565
		3,071,158
Banks - 1.5%
Bank of America Corp.	34,993	1,324,485
Citigroup Inc.	7,121	344,728
Citizens Financial Group Inc.	4,435	187,955
Comerica Inc.	2,895	207,687
Huntington Bancshares Inc.	9,900	153,252
JPMorgan Chase & Co.	13,848	1,913,517
M&T Bank Corp.	1,317	223,916
Regions Financial Corp.	11,540	267,843
The PNC Financial Services Group Inc.	2,230	375,220
Truist Financial Corp.	6,253	292,703
U.S. Bancorp	8,125	368,794
Wells Fargo & Co.	16,684	799,998
Zions Bancorp NA	2,290	118,668
		6,578,766
Beverage Products - .8%
Constellation Brands Inc., Cl. A	831	213,858
CVS Health Corp.	6,160	627,581
Molson Coors Beverage Co., Cl. B	1,840	101,402
Monster Beverage Corp.	3,998	[g] 411,234
PepsiCo Inc.	6,527	1,210,824
The Coca-Cola Company	18,163	1,155,348
		3,720,247
Building Materials - ..1%
Carrier Global Corp.	4,445	197,002
Johnson Controls International PLC	4,137	274,862
		471,864
Chemicals - .7%
Air Products & Chemicals Inc.	1,092	338,695
Albemarle Corp.	805	223,782

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 36.6% (continued)
Chemicals - .7% (continued)
Celanese Corp.	911	97,750
CF Industries Holdings Inc.	831	89,906
Dow Inc.	4,485	228,600
DuPont de Nemours Inc.	3,360	236,914
Eastman Chemical Co.	1,785	154,617
Ecolab Inc.	1,275	191,033
FMC Corp.	695	90,795
Linde PLC	1,998	672,287
LyondellBasell Industries NV, Cl. A	1,650	140,267
PPG Industries Inc.	1,119	151,311
The Sherwin-Williams Company	1,174	292,537
Vulcan Materials Co.	655	120,081
		3,028,575
Commercial & Professional Services - .4%
Automatic Data Processing Inc.	2,154	568,958
Cintas Corp.	543	250,747
Equifax Inc.	996	196,581
S&P Global Inc.	2,142	755,698
		1,771,984
Consumer Discretionary - .5%
Chipotle Mexican Grill Inc.	156	[g] 253,806
D.R. Horton Inc.	2,655	228,330
Darden Restaurants Inc.	1,037	152,429
Hilton Worldwide Holdings Inc.	1,112	158,593
Lennar Corp., Cl. A	2,230	195,861
Marriott International Inc., Cl. A	1,377	227,687
MGM Resorts International	3,600	132,696
Starbucks Corp.	5,817	594,497
Whirlpool Corp.	745	109,165
Yum! Brands Inc.	1,381	177,679
		2,230,743
Consumer Durables & Apparel - .2%
NIKE Inc., Cl. B	6,011	659,347
Tapestry Inc.	4,150	156,746
		816,093
Consumer Staples - .6%
Church & Dwight Co.	1,695	138,770
Colgate-Palmolive Co.	4,990	386,625
The Estee Lauder Companies, Cl. A	1,249	294,502
The Procter & Gamble Company	11,189	1,668,951
		2,488,848
Diversified Financials - 1.9%
American Express Co.	4,317	680,316
BlackRock Inc.	795	569,220

Description	Shares		Value ($)
Common Stocks - 36.6% (continued)
Diversified Financials - 1.9% (continued)
Capital One Financial Corp.	2,155		222,482
CME Group Inc.	1,703		300,579
Discover Financial Services	1,739		188,438
Intercontinental Exchange Inc.	2,798		303,051
Invesco Ltd.	8,985		171,703
Mastercard Inc., Cl. A	4,045		1,441,638
Moody's Corp.	879		262,179
Morgan Stanley	6,710		624,500
Northern Trust Corp.	1,381		128,585
State Street Corp.	2,205		175,672
T. Rowe Price Group Inc.	1,510		188,614
The Charles Schwab Corp.	6,960		574,478
The Goldman Sachs Group Inc.	1,639		632,900
Visa Inc., Cl. A	7,833		1,699,761
		8,164,116
Electronic Components - .7%
AMETEK Inc.	1,235		175,889
Amphenol Corp., Cl. A	2,746		220,861
Emerson Electric Co.	2,850		272,944
Fastenal Co.	3,550		182,861
Fortive Corp.	2,040		137,802
Garmin Ltd.	1,168		108,612
Honeywell International Inc.	3,785		830,997
PACCAR Inc.	2,645		280,132
Quanta Services Inc.	2,165		324,490
TE Connectivity Ltd.	1,739		219,323
United Rentals Inc.	611	[g]	215,701
		2,969,612
Energy - 1.9%
Baker Hughes Co.	4,640		134,653
Chevron Corp.	7,382		1,353,194
ConocoPhillips	7,062		872,228
Coterra Energy Inc.	7,250		202,348
Devon Energy Corp.	1,470		100,724
Diamondback Energy Inc.	1,550		229,431
Enphase Energy Inc.	708	[g]	226,978
EOG Resources Inc.	4,635		657,846
Exxon Mobil Corp.	18,946		2,109,448
Halliburton Co.	4,010		151,939
Hess Corp.	1,685		242,488
Kinder Morgan Inc.	10,812		206,725
Marathon Oil Corp.	11,755		360,056
Marathon Petroleum Corp.	1,585		193,069
Occidental Petroleum Corp.	3,475		241,478

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 36.6% (continued)
Energy - 1.9% (continued)
ONEOK Inc.	2,140		143,209
Phillips 66	1,481		160,600
Pioneer Natural Resources Co.	471		111,151
Schlumberger Ltd.	7,885		406,472
SolarEdge Technologies Inc.	299	[g]	89,359
The Williams Companies	5,470		189,809
Valero Energy Corp.	1,086		145,111
		8,528,316
Environmental Control - .1%
Waste Management Inc.	1,810		303,573
Food & Staples Retailing - .6%
Costco Wholesale Corp.	1,961		1,057,469
Sysco Corp.	2,195		189,889
The Kroger Company	3,510		172,657
Walmart Inc.	7,242		1,103,826
		2,523,841
Food Products - .4%
General Mills Inc.	3,390		289,167
Lamb Weston Holdings Inc.	1,970		171,193
Mondelez International Inc., Cl. A	7,390		499,638
The Hershey Company	709		166,736
The J.M. Smucker Company	978		150,622
The Kraft Heinz Company	5,680		223,508
Tyson Foods Inc., Cl. A	1,210		80,199
		1,581,063
Forest Products & Paper - .0%
International Paper Co.	2,340		86,861
Health Care - 5.5%
Abbott Laboratories	8,524		917,012
AbbVie Inc.	7,999		1,289,279
ABIOMED Inc.	390	[g]	147,338
Agilent Technologies Inc.	3,667		568,312
Align Technology Inc.	466	[g]	91,644
Amgen Inc.	3,439		984,930
Becton Dickinson and Co.	1,445		360,296
Biogen Inc.	823	[g]	251,155
Boston Scientific Corp.	7,585	[g]	343,373
Bristol-Myers Squibb Co.	9,933		797,421
Cardinal Health Inc.	2,875		230,489
Centene Corp.	2,930	[g]	255,056
Cigna Corp.	1,589		522,606
Corteva Inc.	2,538		170,452
Danaher Corp.	3,675		1,004,782
Edwards Lifesciences Corp.	3,306	[g]	255,388

Description	Shares		Value ($)
Common Stocks - 36.6% (continued)
Health Care - 5.5% (continued)
Elevance Health Inc.	1,120		596,870
Eli Lilly & Co.	3,589		1,331,806
Gilead Sciences Inc.	5,815		510,731
HCA Healthcare Inc.	1,394		334,867
Hologic Inc.	1,310	[g]	99,770
Humana Inc.	680		373,932
IDEXX Laboratories Inc.	678	[g]	288,740
Illumina Inc.	688	[g]	150,039
Intuitive Surgical Inc.	1,908	[g]	515,904
IQVIA Holdings Inc.	1,197	[g]	260,970
Johnson & Johnson	12,466		2,218,948
Laboratory Corp. of America Holdings	630		151,641
McKesson Corp.	524		200,000
Medtronic PLC	5,068		400,575
Merck & Co.	11,745		1,293,359
Moderna Inc.	1,662	[g]	292,362
Pfizer Inc.	27,871		1,397,173
Quest Diagnostics Inc.	882		133,914
Regeneron Pharmaceuticals Inc.	475	[g]	357,057
ResMed Inc.	838		192,908
Steris PLC	560		104,014
Stryker Corp.	1,746		408,372
The Cooper Companies	379	[g]	119,897
Thermo Fisher Scientific Inc.	2,119		1,187,106
UnitedHealth Group Inc.	4,377		2,397,546
Vertex Pharmaceuticals Inc.	1,049	[g]	331,904
Zoetis Inc.	2,677		412,633
		24,252,571
Household & Personal Products - .1%
Kimberly-Clark Corp.	2,227		302,048
The Clorox Company	873		129,771
		431,819
Industrial - 1.0%
Caterpillar Inc.	1,778		420,337
Copart Inc.	3,488	[g]	232,161
Deere & Co.	1,345		593,145
Dover Corp.	1,264		179,425
Eaton Corp. PLC	1,820		297,479
General Electric Co.	5,801		498,712
Huntington Ingalls Industries Inc.	459		106,470
Illinois Tool Works Inc.	1,324		301,170
Ingersoll Rand Inc.	2,380		128,449
Otis Worldwide Corp.	2,109		164,692

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 36.6% (continued)
Industrial - 1.0% (continued)
Parker-Hannifin Corp.	661		197,599
Rockwell Automation Inc.	700		184,954
Snap-on Inc.	691		166,255
Stanley Black & Decker Inc.	1,265		103,376
Teledyne Technologies Inc.	290	[g]	121,829
Textron Inc.	1,495		106,713
Trane Technologies PLC	1,630		290,825
Westinghouse Air Brake Technologies Corp.	990		100,079
		4,193,670
Information Technology - 3.6%
Activision Blizzard Inc.	4,030	[g]	298,018
Adobe Inc.	2,257	[g]	778,507
Autodesk Inc.	1,267	[g]	255,871
Cadence Design Systems Inc.	3,250	[g]	559,130
Cognizant Technology Solutions Corp., Cl. A	2,265		140,906
eBay Inc.	3,827		173,899
Electronic Arts Inc.	1,472		192,508
Fiserv Inc.	3,262	[g]	340,422
Global Payments Inc.	1,523		158,057
International Business Machines Corp.	2,912		433,597
Intuit Inc.	1,412		575,517
Microsoft Corp.	34,845		8,890,353
MSCI Inc.	512		260,009
Oracle Corp.	7,313		607,198
Paychex Inc.	1,884		233,673
PayPal Holdings Inc.	5,796	[g]	454,464
Roper Technologies Inc.	529		232,173
Salesforce Inc.	3,625	[g]	580,906
ServiceNow Inc.	1,025	[g]	426,707
Synopsys Inc.	726	[g]	246,506
Take-Two Interactive Software Inc.	952	[g]	100,617
		15,939,038
Insurance - 1.4%
Aflac Inc.	3,275		235,571
American International Group Inc.	4,250		268,217
Aon PLC, Cl. A	1,095		337,567
Berkshire Hathaway Inc., Cl. B	8,322	[g]	2,651,389
Chubb Ltd.	1,085		238,255
Cincinnati Financial Corp.	1,455		161,447
Lincoln National Corp.	2,530		98,518
Marsh & McLennan Cos.	2,452		424,637

Description	Shares		Value ($)
Common Stocks - 36.6% (continued)
Insurance - 1.4% (continued)
Prudential Financial Inc.	2,724		294,274
The Allstate Corp.	1,955		261,774
The Progressive Corp.	4,774		630,884
The Travelers Companies	1,597		303,127
Willis Towers Watson PLC	898		221,052
		6,126,712
Internet Software & Services - 2.6%
Alphabet Inc., Cl. A	25,922	[g]	2,617,863
Alphabet Inc., Cl. C	28,772	[g]	2,918,919
Amazon.com Inc.	40,190	[g]	3,879,943
Booking Holdings Inc.	188	[g]	390,937
Etsy Inc.	1,150	[g]	151,904
Match Group Inc.	1,790	[g]	90,502
Meta Platforms Inc., Cl. A	11,103	[g]	1,311,264
Verisign Inc.	834	[g]	166,642
		11,527,974
Materials - .0%
Amcor PLC	9,705		119,857
WestRock Co.	3,225		122,292
		242,149
Media - .6%
Charter Communications Inc., Cl. A	890	[g]	348,248
Comcast Corp., Cl. A	11,911		436,419
Fox Corp., Cl. A	4,130	[g]	134,019
Live Nation Entertainment Inc.	1,055	[g]	76,762
Netflix Inc.	2,244	[g]	685,609
News Corporation, Cl. A	9,265		177,425
Paramount Global, Cl. B	5,125		102,910
The Walt Disney Company	6,268	[g]	613,449
Warner Bros Discovery Inc.	12,465	[g]	142,101
		2,716,942
Metals & Mining - .1%
Freeport-McMoRan Inc.	4,920		195,816
Newmont Corp.	4,860		230,704
Nucor Corp.	1,090		163,446
		589,966
Real Estate - 1.0%
American Tower Corp.	2,262	[h]	500,467
AvalonBay Communities Inc.	1,026	[h]	179,447
CBRE Group Inc., Cl. A	2,190	[g]	174,324
Crown Castle Inc.	2,232	[h]	315,672
Digital Realty Trust Inc.	906	[h]	101,889
Equinix Inc.	479	[h]	330,821
Equity Residential	2,160	[h]	140,098

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 36.6% (continued)
Real Estate - 1.0% (continued)
Essex Property Trust Inc.	642	[h]	141,484
Extra Space Storage Inc.	783	[h]	125,820
Federal Realty Investment Trust	1,170	[h]	129,987
Iron Mountain Inc.	2,760	[h]	149,951
Prologis Inc.	3,572	[h]	420,746
Public Storage	1,223	[h]	364,405
Regency Centers Corp.	1,970	[h]	130,867
SBA Communications Corp.	349	[h]	104,456
Simon Property Group Inc.	2,092	[h]	249,868
UDR Inc.	3,605	[h]	149,499
Ventas Inc.	2,255	[h]	104,925
VICI Properties Inc.	6,850	[h]	234,270
Welltower Inc.	2,025	[h]	143,836
Weyerhaeuser Co.	3,370	[h]	110,233
		4,303,065
Retailing - 1.3%
AutoZone Inc.	128	[g]	330,112
Best Buy Co.	1,688		143,986
Dollar General Corp.	1,083		276,901
Dollar Tree Inc.	1,315	[g]	197,631
Expedia Group Inc.	1,010	[g]	107,908
Lowe's Cos.	3,252		691,213
McDonald's Corp.	3,268		891,478
O'Reilly Automotive Inc.	327	[g]	282,705
Target Corp.	2,456		410,324
The Home Depot Inc.	4,936		1,599,215
The TJX Companies	5,897		472,055
Tractor Supply Co.	841		190,327
Ulta Beauty Inc.	291	[g]	135,268
		5,729,123
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices Inc.	6,651	[g]	516,317
Analog Devices Inc.	2,955		507,994
Applied Materials Inc.	4,836		530,026
Broadcom Inc.	1,969		1,084,978
Intel Corp.	8,963		269,517
KLA Corp.	781		307,050
Lam Research Corp.	558		263,588
Microchip Technology Inc.	3,566		282,392
Micron Technology Inc.	6,015		346,765
NVIDIA Corp.	9,896		1,674,700
NXP Semiconductors NV	1,329		233,691
ON Semiconductor Corp.	1,735	[g]	130,472
Qorvo Inc.	1,430	[g]	141,928

Description	Shares		Value ($)
Common Stocks - 36.6% (continued)
Semiconductors & Semiconductor Equipment - 1.7% (continued)
Skyworks Solutions Inc.	1,930		184,547
Texas Instruments Inc.	5,002		902,661
		7,376,626
Technology Hardware & Equipment - 3.2%
Accenture PLC, Cl. A	3,479		1,046,935
Apple Inc.	71,544		10,590,658
Corning Inc.	4,660		159,046
DXC Technology Co.	2,550	[g]	75,659
EPAM Systems Inc.	272	[g]	100,254
F5 Inc.	686	[g]	106,062
Fortinet Inc.	5,225	[g]	277,761
HP Inc.	5,166		155,187
Juniper Networks Inc.	5,270		175,175
Keysight Technologies Inc.	1,201	[g]	217,249
Motorola Solutions Inc.	703		191,357
Qualcomm Inc.	5,355		677,354
Seagate Technology Holdings PLC	2,080		110,178
Zebra Technologies Corp., Cl. A	486	[g]	131,356
		14,014,231
Telecommunication Services - .6%
Arista Networks Inc.	1,360	[g]	189,448
AT&T Inc.	44,325		854,586
Cisco Systems Inc.	14,875		739,585
T-Mobile US Inc.	3,027	[g]	458,469
Verizon Communications Inc.	11,993		467,487
		2,709,575
Transportation - .6%
CSX Corp.	7,658		250,340
Expeditors International of Washington Inc.	1,313		152,387
FedEx Corp.	795		144,865
Norfolk Southern Corp.	2,160		554,040
Union Pacific Corp.	3,845	[g]	836,018
United Parcel Service Inc., Cl. B	3,529		669,557
		2,607,207
Utilities - 1.1%
Ameren Corp.	1,925		171,941
American Electric Power Co.	2,458		237,934
American Water Works Co.	1,384		210,036
CenterPoint Energy Inc.	5,220		162,394
CMS Energy Corp.	2,985		182,294
Consolidated Edison Inc.	3,670		359,807
Constellation Energy Corp.	2,008		193,009

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 36.6% (continued)
Utilities - 1.1% (continued)
DTE Energy Co.		1,370		158,934
Duke Energy Corp.		3,661		365,844
Edison International		3,500		233,310
Entergy Corp.		1,403		163,127
Evergy Inc.		3,065		181,479
Exelon Corp.		6,025		249,254
FirstEnergy Corp.		4,190		172,796
NextEra Energy Inc.		9,812		831,076
NiSource Inc.		5,780		161,493
NRG Energy Inc.		2,295		97,423
Public Service Enterprise Group Inc.		3,580		216,769
The AES Corp.		4,255		123,055
The Southern Company		5,050		341,582
			4,813,557
Total Common Stocks (cost $96,387,099)		160,531,695

Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T Inc., Ser. A (cost $375,000)	5.00	15,000		296,250
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 51.8%
Registered Investment Companies - 51.8%
BNY Mellon Corporate Bond Fund, Cl. M		1,551,614	[i]	17,874,593
BNY Mellon Emerging Markets Fund, Cl. M		1,408,460	[g,i]	15,211,370
BNY Mellon Floating Rate Income Fund, Cl. Y		1,106,619	[i]	11,918,284
BNY Mellon Global Real Estate Securities Fund, CI. Y		1,157,218	[g,i]	9,350,323
BNY Mellon High Yield Fund, Cl. I		2,147,531	[i]	11,124,213
BNY Mellon Income Stock Fund, Cl. M		1,945,313	[i]	18,811,179
BNY Mellon Intermediate Bond Fund, Cl. M		2,144,302	[i]	24,895,340
BNY Mellon International Equity Fund, Cl. Y		857,001	[g,i]	17,517,093
BNY Mellon International Fund, Cl. M		19,300	[g,i]	249,738
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		1,344,091	[g,i]	25,295,793
BNY Mellon Research Growth Fund Inc, Cl. Y		475,267	[g,i]	6,321,057

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 51.8% (continued)
Registered Investment Companies - 51.8% (continued)
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		221,563	[g,i]	5,188,994
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		429,277	[g,i]	9,976,404
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M		1,910,681		20,673,571
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		684,397	[g,i]	13,804,295
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	3.94	18,979,499	[i]	18,979,499
Total Investment Companies (cost $214,816,340)		227,191,746

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,496,950)	3.94	1,496,950	[i]	1,496,950
Total Investments (cost $368,761,134)		100.3%	439,729,481
Liabilities, Less Cash and Receivables		(0.3%)	(1,289,730)
Net Assets		100.0%	438,439,751

GO—General Obligation

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $3,633,777 and the value of the collateral was $3,763,905, consisting of cash collateral of $1,496,950 and U.S. Government & Agency securities valued at $2,266,955. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $2,856,361 or .65% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Non-income producing security.

h Investment in real estate investment trust within the United States.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	534,037	-	534,037
Corporate Bonds	-	15,192,481	-	15,192,481
Equity Securities - Common Stocks	160,531,695	-	-	160,531,695
Equity Securities - Preferred Stocks	296,250	-	-	296,250
Investment Companies	228,688,696	-	-	228,688,696
Municipal Securities	-	1,134,985	-	1,134,985
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	226,890	-	226,890
U.S. Government Agencies Mortgage-Backed	-	12,700,428	-	12,700,428
U.S. Treasury Securities	-	20,424,019	-	20,424,019

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized appreciation on investments was $70,968,347, consisting of $86,903,677 gross unrealized appreciation and $15,935,330 gross unrealized depreciation

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.